Loans and Other Borrowings - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Syndicated facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 1,275
Bilateral Facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	75
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 1,350
Revolving Credit Facility [Member] | Uncommitted facility [member]
Disclosure of detailed information about borrowings [line items]
Unutilised facilities provided by banks		$ 30	$ 50
Utilised facilities		0	$ 0
Revolving Credit Facility [Member] | Amount Refinancing [Member] | Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Extension period	2 years
Revolving Credit Facility [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 0